Cost of Revenues - Schedule of Cost of Revenues (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cost of Revenue [Abstract]
Operational costs	¥ 922,604	$ 126,396	¥ 696,197	¥ 548,309
Content costs	246,348	33,750	396,502	359,404
Bandwidth and IDC costs	122,181	16,739	110,508	113,150
Tax surcharges	85,345	11,692	95,147	97,379
Depreciation & amortization expenses and others	106,742	14,623	113,527	116,931
Cost of revenues	¥ 1,483,220	$ 203,200	¥ 1,411,881	¥ 1,235,173